Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New OHB Common Stock to be issued to RACC shareholders
Amount Registered | shares	9,098,529
Maximum Aggregate Offering Price	$ 227,918,151.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,475.50
Rule 457(f)	true
Amount of Securities Received | shares	9,098,529
Value of Securities Received, Per Share	25.05
Value of Securities Received	$ 227,918,151.45
Fee Note MAOP	$ 227,918,151.45
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement, Research Alliance Corporation III, a Cayman Islands exempted company ("RACC"), will de-register from the Register of Companies in the Cayman Islands and transfer by way of continuation from the Cayman Islands to Delaware, and domesticate as a Delaware corporation in accordance with Section 388 of the General Corporation Law of the State of Delaware and Part 12 of the Companies Act (Revised) of the Cayman Islands (the "Domestication"). All securities being registered will be issued by RACC (after its domestication as a corporation incorporated in the State of Delaware), being the continuing entity following the Domestication, which will be renamed "Oak Hill Bio, Inc." The Domestication is intended to occur at least one business day prior to the closing of the business combination. Immediately prior to the Domestication, each issued and outstanding Class B ordinary share of RACC, par value $0.0001 per share, will be converted, on a one-for-one basis, into a Class A ordinary share of RACC, par value $0.0001 per share (each, a "RACC Class A Share"). In connection with the Domestication, each issued and outstanding RACC Class A Share will convert automatically, on a one-for-one basis, into one share of common stock, par value $0.0001 per share, of New OHB (the "New OHB Common Stock"). The proposed maximum offering price per share of New OHB Common Stock is estimated in accordance with Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended (the "Securities Act") solely for the purpose of calculating the registration fee and is based upon a per share price of $25.05, which is the average of the high and low prices per share of the RACC Class A Shares on August 19, 2026, as reported on the Nasdaq Capital Market. Pursuant to Rule 416(a) of the Securities Act, there is also being registered, the issuance of an indeterminable number of additional shares of New OHB Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.